Basic and Diluted Net Loss Per Ordinary Share	6 Months Ended
Jun. 30, 2026
Basic and Diluted Net Loss Per Ordinary Share [Abstract]
BASIC AND DILUTED NET LOSS PER ORDINARY SHARE

NOTE 10 - BASIC AND DILUTED NET LOSS PER ORDINARY SHARE

A reconciliation of net loss available to ordinary shareholders and the number of shares in the calculation of basic and diluted loss per share is as follows (in thousands, except share and per share amounts):

	Six months ended June 30,
	2026	2025

Net loss attributable to ordinary shareholders	3,293	3,844

Weighted-average shares used in computing net loss per share, basic and diluted	6,780,167,748	544,608,702

Net loss per share, basic and diluted	0.0005	0.0071

In computing diluted loss per share for the six months ended June 30, 2026 and 2025, no account was taken of the potential dilution that could occur upon the exercise of warrants, or securities granted under employee share incentive plans, amounting to 708,192 and 35,448 ADSs outstanding, respectively, since they have an anti-dilutive effect on net loss per share.